10. INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Taxes
INCOME TAXES

10. INCOME TAXES

Years ended December 31,	2018	2017	2016
Current tax expense	$98,841	$111,510	$75,634
Deferred tax (recovery) expense	(37,785)	(31,265)	8,272
Tax expense	$61,056	$80,245	$83,906

A reconciliation of the statutory income tax rate, which is a composite of Canadian federal and provincial rates, to the effective income tax rate was as follows with the comparatives figures being restated to conform with the presentation in the current year:

Year ended December 31,	2018	2017	2016
(Loss) income before tax	$(29,880)	$585,298	$376,806
Multiplied by the statutory income tax rates	26.59%	26.60%	26.61%
	(7,945)	155,689	100,268
Income tax recorded at rates different from the Canadian tax rate	(10,823)	(9,833)	(6,410)
Permanent differences	50,458	(36,241)	15,594
Effect on deferred tax balances due to changes in income tax rates	(427)	(2,120)	(140)
Effect of temporary differences not recognized as deferred tax assets	35,416	(25,789)	(27,286)
Previously unrecognized tax losses and credits	(6,110)	—	—
Other	487	(1,461)	1,880
Tax expense	$61,056	$80,245	$83,906
Effective income tax rate	(204.34)%	13.71%	22.27%

The tax effects of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the amounts used for tax purposes are presented below with the comparatives figures being restated to conform with the presentation in the current year:

As at December 31,	2018	2017
Deferred tax assets
Foreign tax credits	$4,245	$8,639
Corporate interest restriction	7,176	—
Unrealized foreign exchange losses	4,488	—
Deferred revenue	20,729	1,879
Loss carry forwards	22,316	52,911
Employee benefits	8,374	10,430
Other	1,794	13
Total deferred tax assets	$69,122	$73,872

As at December 31,	2018	2017
Deferred tax liabilities
Capital assets	$(215,248)	$(244,569)
Intangible assets	(240,595)	(241,731)
Finance charges	(9,380)	(876)
Unrealized foreign exchange gains	—	(27,193)
Total deferred tax liabilities	$(465,223)	$(514,369)
Deferred tax liabilities, net	$(396,101)	$(440,497)

Deferred tax assets of $10.8 million (December 31, 2017 — $4.6 million) on the balance sheet relate to the Brazil and United Kingdom tax jurisdictions.

Losses and tax credits

Foreign tax credit

The Company has $4.2 million of foreign tax credits which may only be used to offset taxes payable. These credits will begin to expire in 2019.

Loss carry forwards

The Company has Canadian capital losses carried forward of $644.1 million, with no expiration date. No deferred tax asset has been recognized with respect to these losses as there are no capital gains anticipated.

The Company has tax losses in the United Kingdom of $131.3 million that can be carried forward indefinitely but are subject to restrictions on their utilization. The United Kingdom legislation, introduced on April 1, 2017, restricts to a maximum of 50% the amount of profit that can be relieved with carried-forward losses. Notwithstanding, the Company will be entitled to a GBP 5 million annual allowance of unrestricted taxable income not subject to the 50% limitation. A deferred tax asset of $22.3 million has been recognized as the Company expects the tax losses to be utilized.

Interest restrictions

On April 1, 2017, the United Kingdom introduced new legislation concerning interest deductibility. The legislation introduces measures to restrict a group's net interest deduction to an amount which is proportionate with the activities taxed in the United Kingdom, taking into account the amount the group borrows from third parties. Unused interest deductions may be applied against future taxable income and can be carried forward indefinitely. No deferred tax asset has been recognized for temporary differences of unused interest deductions of $10 million. A deferred tax asset of $7.2 million has been recognized as the Company expects to deduct these amounts against future taxable income.

Investments in subsidiaries

As at December 31, 2018, the Company had temporary differences of $15.2 million associated with investments in subsidiaries for which no deferred tax liabilities have been recognized, as the Company is able to control the timing of the reversal of these temporary differences and it is not probable that these differences will reverse in the foreseeable future.